Additional disclosure requirements - Condensed Statements of Income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Condensed Income Statements, Captions [Line Items]
Interest income	€ 30,869	€ 21,933
Dividends from affiliated companies	335	309
Interest expense	(12,460)	(5,737)
Non-interest income:	819	1,167
Non-interest expense:	(1,461)	(1,289)
Operating profit/(loss) before tax	7,915	6,914
Income tax expense	(2,374)	(2,474)
Profit/(loss) for the period	5,541	4,440
Banco Santander S.A. | Reportable legal entities
Condensed Income Statements, Captions [Line Items]
Interest income	7,004	4,612
Dividends from affiliated companies	2,813	1,139
Interest expense	(2,068)	(1,369)
Interest income / (Charges)	4,936	3,243
Provision for credit losses	(818)	(916)
Interest income / (Charges) after provision for credit losses	4,118	2,327
Non-interest income:	2,558	2,134
Non-interest expense:	(4,202)	(3,411)
Operating profit/(loss) before tax	2,474	1,050
Income tax expense	(43)	(147)
Profit/(loss) for the period	2,431	903
Banco Santander S.A. | Reportable legal entities | Earnings Assets
Condensed Income Statements, Captions [Line Items]
Interest income	4,191	3,473
Banco Santander S.A. | Reportable legal entities | Bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies	2,625	886
Banco Santander S.A. | Reportable legal entities | Non-bank subsidiaries
Condensed Income Statements, Captions [Line Items]
Dividends from affiliated companies	€ 188	€ 253